Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
ASSETS
Cash and due from banks	$ 6,721	$ 8,556
Interest-bearing deposits with banks	98,348	137,294
Cash and interest bearing deposits with banks	105,069	145,850
Trading loans, securities, and other (Note 5)	152,090	143,726
Non-trading financial assets at fair value through profit or loss (Note 5)	7,340	10,946
Derivatives (Notes 5, 11)	87,382	103,873
Financial assets designated at fair value through profit or loss (Notes 5, 7)	5,818	5,039
Financial assets at fair value through other comprehensive income (Note 5)	69,865	69,675
Total Trading and Non Trading Financial Assets	322,495	333,259
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	308,016	342,774
Securities purchased under reverse repurchase agreements (Note 6)	204,333	160,167
Loans (Notes 5, 8)
Residential mortgages	320,341	293,924
Consumer instalment and other personal	217,554	206,152
Credit card	38,660	36,010
Business and government	326,528	301,389
Total loans	903,083	837,475
Allowance for loan losses (Note 8)	(7,136)	(6,432)
Loans, net of allowance for loan losses	895,947	831,043
Other
Customers' liability under acceptances (Note 8)	17,569	19,733
Investment in Schwab (Note 12)	8,907	8,088
Goodwill (Note 14)	18,602	17,656
Other intangibles (Note 14)	2,771	2,303
Land, buildings, equipment, other depreciable assets, and right-of-use assets (Note 15)	9,434	9,400
Deferred tax assets (Note 24)	3,960	2,193
Amounts receivable from brokers, dealers, and clients	30,416	19,760
Other assets (Note 16)	29,505	25,302
Total other miscellaneous assets	121,164	104,435
Total assets	1,957,024	1,917,528
LIABILITIES
Trading deposits (Notes 5, 17)	30,980	23,805
Derivatives (Notes 5, 11)	71,640	91,133
Securitization liabilities at fair value (Notes 5, 9)	14,422	12,612
Financial liabilities designated at fair value through profit or loss (Notes 5, 17)	192,130	162,786
Total financial liabilities other than non-trading deposits and other	309,172	290,336
Deposits (Notes 5, 17)
Personal	626,596	660,838
Banks	31,225	38,263
Business and government	540,369	530,869
Total deposits, other than trading	1,198,190	1,229,970
Other
Acceptances (Note 8)	17,569	19,733
Obligations related to securities sold short (Note 5)	44,661	45,505
Obligations related to securities sold under repurchase agreements (Note 6)	166,854	128,024
Securitization liabilities at amortized cost (Notes 5, 9)	12,710	15,072
Amounts payable to brokers, dealers, and clients	30,872	25,195
Insurance-related liabilities (Note 21)	7,605	7,468
Other liabilities (Note 18)	47,664	33,552
Total other miscellaneous liabilities	327,935	274,549
Subordinated notes and debentures (Notes 5, 19)	9,620	11,290
Total liabilities	1,844,917	1,806,145
EQUITY
Contributed surplus	155	179
Retained earnings	73,044	73,698
Accumulated other comprehensive income (loss)	2,750	1,988
Total equity	112,107	111,383
Total liabilities and equity	1,957,024	1,917,528
Common shares [member]
EQUITY
Issued capital (Note 20)	25,434	24,363
Treasury shares (Note 20)	(64)	(91)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 20)	10,853	11,253
Treasury shares (Note 20)	(65)	(7)
Schwab [member]
Other
Investment in Schwab (Note 12)	$ 8,907	$ 8,088